CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (KRW)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Online games-royalties and license fees
Related party revenue	23,890,000,000	24,636,000,000	28,089,000,000
Mobile games
Related party revenue	4,604,000,000	3,917,000,000	2,951,000,000
Character merchandising, animation and other revenue
Related party revenue	616,000,000	512,000,000	947,000,000
Related Party Transactions
Cost of revenue	953,000,000	259,000,000	188,000,000
Selling, general and administrative	588,000,000	3,923,000,000	482,000,000
Research and development	317,000,000	0	0